UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                     [LOGO]
                               THE ARBITRAGE FUND

                                41 Madison Avenue
                                   28th Floor
                            New York, New York 10010
                                  800-295-4485
                               www.thearbfund.com

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                     [LOGO]
                               THE ARBITRAGE FUND

                            WATER ISLAND CAPITAL, LLC
                                41 MADISON AVENUE
                                   28TH FLOOR
                            NEW YORK, NEW YORK 10010
                                   ----------
                                  800-295-4485
                               www.thearbfund.com

January 21, 2008

Dear Shareholder:

We are pleased to report that for the six month period ended November 30, 2007 (the first half of our fiscal year), the Arbitrage Fund (the "Fund") generated a gain of 3.10% in Class R and a gain of 3.22% in Class I.

The positive returns come in an environment marked by increasing volatility in the overall equity markets, exemplified by a decrease of 2.32% in the S&P 500 Index over the same period.

More importantly, for the full calendar year 2007, the Fund returned 7.14% in Class R and 7.48% in Class I, outperforming the major equity indices for the year (the S&P 500 Index gained 5.49%). During 2007, the Fund experienced ten months with positive performance and two months of negative performance. In terms of distribution of performance, the best monthly return in Class R was a gain of 1.95% for the month of August and the worst monthly return in Class R was a negative return of 0.85% in July.

While the numbers indicate a relatively stable, solid year for the Fund, 2007 was anything but typical. It was a big year in many ways: the markets witnessed the largest transaction in history (ABN Amro: $90+ billion), the largest leveraged buyout or LBO (TXU: $40+ billion), a new record for transaction volume worldwide ($4.5 trillion) and a record number of transactions (2000+), and the first year in which deal flow in Europe exceeded that of the U.S.

However, the year also brought with it some significant disruptions resulting from the turmoil in the credit markets mid-year, and with it, the largest deal collapse on record -- the proposed purchase of SLM Corp. by private equity firm JC Flowers, valued at nearly $25 billion. While the woes facing the credit market led to the unraveling of several other large high profile deals before the end of 2007, the forces of globalization remained strong throughout the year. The private equity shops and the LBOs gained the spotlight and the headlines during 2007, but the more important and significant story was the continued acceleration of strategic consolidation taking place around the globe.

THE SPECULATIVE FROTH FOR LBOS AND OMINOUS SIGNS

The deal environment remained strong at the start of 2007, with healthy global economic growth coupled with a stable, but firming interest rate environment. The private equity funds were flush with cash, and corporate balance sheets were highly liquid. The new year was looking a lot like 2006, with some exceptions, however. The speculation around which large American company would be the next target of the buyout shops grew louder by the day. Rarely a day would pass without the financial press speculating on the next "takeout," or whether or not one of the private equity shops would enter the bidding in competition with strategic buyers for already announced deals. No public company was "too big" to avoid the clutches of the private equity firms, whose number and size were growing day by day.

The early months of 2007 also found the investment community focusing on the deterioration in the mortgage market associated with the subprime lending sector. Banks were falling over each other to lend to the buyout firms, often without the typical protections and covenants attached to the bonds sold to finance these transactions. Deals were being struck at valuations well in excess of what we believed the underlying cash flows could support. Examples of this excess included such highly leveraged transactions as Finish Line's purchase of Genesco ($1.5 billion, almost entirely financed with debt), the SLM Corp. purchase by a group led by JC Flowers ($25+ billion), the buyout of Harmon Industries by KKR and Goldman Sachs ($8 billion), and British-based Sainsbury's collapsed deal to be bought by a Qatar-based investment firm for close to $20 billion. These highly leveraged deals were just a handful of the ill-fated transactions inked during a period of irrational risk-taking during 2007. Merger arbitrageurs were challenged to demonstrate their skills in managing risk and preserving capital in this environment. THIS WAS OUR BIGGEST CHALLENGE IN 2007. As spring rolled into summer, the turmoil in the credit markets accelerated as risk aversion spread from the subprime mortgage market to the rest of the credit markets.

The sea change in the market's re-pricing of risk was not entirely unexpected, although the magnitude and severity of the disruption in the credit markets proved more disruptive to deal flow than anticipated. Our portfolio investment team had become cautious on the private equity takeouts in early 2006, when leverage ratios on many deals were stretched, and we believed that LBO deals were being priced to perfection. From 2006 into 2007, we continued to position our portfolio away from leveraged transactions towards strategic deals involving industry players. In our annual letter to shareholders last July, we highlighted the risks involved with private equity transactions. The concern then, as it continues to be today, is that a transaction dependent on attractive financing and involving financial engineering rarely offers strategic value to either party to a deal. During the 18 months up to mid 2007, transactions involving the purchase of public companies by private equity shops with cheap loans were, in our opinion, not offering arbitrageurs an adequate return relative to the risks involved; the primary risk: obtaining the financing to get the deal done. But when the cheap funding disappears, as it did this past summer, the risks of capital loss are significant for those investors not paying attention to the risks of leverage. This is a key factor in deal selection for our investment team.

The disruptions to deals caused by the credit market turmoil did spill over to the deal market. During periods of market stress, across-the-board selling of deal stocks, strategic or not, takes place as leveraged investors are forced to liquidate positions in order to raise cash. This indiscriminate selling can present opportunities for investors positioned to capitalize on the market turmoil. August 2007 was one of those times, giving our Fund an opportunity to add to positions at extremely attractive rates of return. Positioned without leverage, with a well-diversified portfolio of primarily strategic deals, the Fund was able to profit from the dislocation taking place. As highlighted at the start of this note, August turned out to be the Fund's best performing month in 2007.

A NEW ENVIRONMENT FOR DEALMAKING

Since the summer's credit market turmoil, there is a new environment facing arbitrageurs that is worth mentioning. First, spreads within our universe of investable deals have finally begun to reflect the risks for those transactions reliant on the debt markets for financing. Second, the LBOs -- particularly the mega-billion deals -- have largely fallen silent after comprising as much as 35% of deal transactions during mid 2007. Those leveraged transactions that have been announced since the summer of 2007 are typically smaller and less leveraged, meaning the buyers are putting more of their own cash into the deal. And third, strategic buyers, having been pushed aside or preempted by the private equity shops for most of the year, are back and moving forward with transactions. Many strategic operators tell us that acquisition prices are more reasonable, to a great extent because of the absence of financial buyers from many auctions.

A SUCCESSFUL YEAR FOR 2007 AND THE OUTLOOK FOR 2008

2007 was a challenging year for merger arbitrageurs, mainly due to issues related to credit market concerns. Our team performed well by maintaining our discipline with regards to valuation methodologies around deal metrics and acceptable risk tolerance. ULTIMATELY, IT BOILS DOWN TO OUR FOCUS ON CAPITAL PRESERVATION.

Our underlying approach to merger arbitrage did not change during 2007, and remains the same today. We follow an unleveraged, diversified approach with a focus on strategic deals. Our asset size allows us to be a nimble investor, with exposure to deals across the market cap spectrum. Now, more than ever, with the disappearance of the large mega-billion LBO and our desire to remain fully invested within the framework of a vibrant deal environment, asset size plays to our advantage. It did during 2007 and we expect that it will in 2008 as well.

A turning point was reached in the credit markets directly impacting deal flow, deal size and structure, and of course, the participants. Deal flow remains strong, but strategic buyers are front and center in today's merger field. Transaction flow or values in 2008 are not expected to match 2007, but remain healthy nonetheless. We expect the Fund to remain fully invested during the coming year, as our team continues to invest in those transactions across the globe that offer our investors the best risk adjusted return opportunities available.

Sincerely,

/s/ John S. Orrico

John S. Orrico, CFA
President, Water Island Capital, LLC



THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. THE FUND USES INVESTMENT TECHNIQUES THAT ARE DIFFERENT FROM THE RISKS ORDINARILY ASSOCIATED WITH EQUITY INVESTMENTS. SUCH TECHNIQUES AND STRATEGIES INCLUDE MERGER ARBITRAGE RISKS, HIGH PORTFOLIO RISKS, OPTION RISKS, BORROWING RISKS, SHORT SALE RISKS, AND FOREIGN INVESTMENT RISKS, WHICH MAY INCREASE VOLATILITY AND MAY INCREASE COSTS AND LOWER PERFORMANCE.

THE ARBITRAGE FUND IS DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH THE ADVISER OR ANY AFFILIATE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                               THE ARBITRAGE FUND
                      Statement of Assets and Liabilities
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments:
      At acquisition cost                                                         $  163,445,825
                                                                                  ==============
      At value (Note 1)                                                           $  164,443,399
   Cash denominated in foreign currency (cost $1,076,681)                              1,073,804
   Deposits with brokers for securities sold short (Note 1)                           16,821,427
   Receivable for investment securities sold                                          30,237,558
   Unrealized appreciation on forward currency exchange contracts (Note 8)               778,993
   Unrealized appreciation on spot currency exchange contracts                            14,863
   Dividends receivable                                                                  164,412
   Receivable for capital shares sold                                                    146,981
   Prepaid expenses                                                                       85,814
   Reclaims receivable                                                                    40,200
                                                                                  --------------
      Total Assets                                                                   213,807,451
                                                                                  --------------
LIABILITIES
   Securities sold short, at value (Note 1) (proceeds $21,340,602)                    19,753,393
   Bank overdraft                                                                     13,347,133
   Written options, at value (Notes 1 and 2) (premiums received $84,933)                  49,430
   Unrealized depreciation on forward currency exchange contracts (Note 8)               491,846
   Unrealized depreciation on spot currency exchange contracts                             3,514
   Payable for investment securities purchased                                         5,216,874
   Payable for capital shares redeemed                                                 1,504,828
   Payable to Adviser (Note 3)                                                           184,012
   Payable to Distributor (Note 3)                                                        60,735
   Payable to Administrator (Note 3)                                                      14,726
   Payable to Trustees                                                                    13,431
   Dividends payable on securities sold short (Note 1)                                    12,517
   Payable to Chief Compliance Officer (Note 3)                                            4,823
   Other accrued expenses and liabilities                                                101,333
                                                                                  --------------
      Total Liabilities                                                               40,758,595
                                                                                  --------------
NET ASSETS                                                                        $  173,048,856
                                                                                  ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                                   $  162,418,116
Accumulated net investment loss                                                         (580,661)
Accumulated net realized gains on investments, securities sold short, written
   option contracts and foreign currencies                                             8,412,515
Net unrealized appreciation on:
   Investments                                                                           997,574
   Securities sold short                                                               1,587,209
   Written option contracts                                                               35,503
   Translation of assets and liabilities denominated in foreign currencies               178,600
                                                                                  --------------
NET ASSETS                                                                        $  173,048,856
                                                                                  ==============
CLASS R SHARES
Net assets applicable to Class R shares                                           $   85,503,060
                                                                                  ==============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                           6,422,496
                                                                                  ==============
Net asset value and offering price per share(a)                                   $        13.31
                                                                                  ==============
CLASS I SHARES
Net assets applicable to Class I shares                                           $   87,545,796
                                                                                  ==============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                           6,507,733
                                                                                  ==============
Net asset value and offering price per share(a)                                   $        13.45
                                                                                  ==============

(a) Redemption price varies based on length of time held (Note 1). See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
             For the Six Months Ended November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of withholding taxes of $49,695)                                $    2,487,512
                                                                                  --------------
      Total Income                                                                     2,487,512
                                                                                  --------------
EXPENSES
   Investment advisory fees (Note 3)                                                   1,239,506
   Distribution expense, Class R (Note 3)                                                102,420
   Administration fees (Note 3)                                                           87,645
   Trustees' fees                                                                         24,431
   Chief Compliance Officer fees (Note 3)                                                  7,596
   Dividend expense                                                                      226,213
   Transfer agent fees (Note 3)                                                           55,206
   Custodian and bank service fees                                                        39,341
   Professional fees                                                                      34,678
   Insurance expense                                                                      30,958
   Printing of shareholder reports                                                        26,046
   Registration and filing fees                                                           22,019
   Other expenses                                                                          5,688
                                                                                  --------------
      Total Expenses                                                                   1,901,747
   Fees waived by the Adviser (Note 3)                                                  (105,873)
                                                                                  --------------
      Net Expenses                                                                     1,795,874
                                                                                  --------------

NET INVESTMENT INCOME                                                                    691,638
                                                                                  --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Investments                                                                     10,206,685
      Securities sold short                                                           (3,744,965)
      Written option contracts                                                           903,904
      Foreign currency transactions (Note 5)                                          (2,737,408)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                     (4,003,515)
      Securities sold short                                                            3,387,700
      Written option contracts                                                            41,666
      Foreign currency transactions (Note 5)                                             669,955
                                                                                  --------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCIES                                                              4,724,022
                                                                                  --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    5,415,660
                                                                                  ==============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED              YEAR
                                                                NOVEMBER 30,         ENDED
                                                                    2007             MAY 31,
                                                                (UNAUDITED)           2007
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $      691,638    $      590,039
   Net realized gains (losses) from:
      Investments                                                  10,206,685        12,521,961
      Securities sold short                                        (3,744,965)       (4,239,076)
      Written option contracts                                        903,904         1,618,731
      Foreign currency transactions                                (2,737,408)       (1,730,058)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                  (4,003,515)        3,576,016
      Securities sold short                                         3,387,700        (2,967,685)
      Written option contracts                                         41,666           (87,726)
      Foreign currency transactions                                   669,955            64,757
                                                               --------------    --------------
Net increase in net assets resulting from operations                5,415,660         9,346,959
                                                               --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains, Class R                          --        (3,275,506)
   Distributions from net realized gains, Class I                          --        (3,537,189)
                                                               --------------    --------------
Decrease in net assets from distributions to shareholders                  --        (6,812,695)
                                                               --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4)
CLASS R
   Proceeds from shares sold                                       20,883,181        33,076,805
   Shares issued in reinvestment of distributions                          --         3,122,426
   Proceeds from redemption fees collected (Note 1)                     4,458             3,514
   Payments for shares redeemed                                   (13,189,497)      (49,670,593)
                                                               --------------    --------------
Net increase (decrease) in net assets from
   Class R share transactions                                       7,698,142       (13,467,848)
                                                               --------------    --------------
CLASS I
   Proceeds from shares sold                                       11,326,571        26,893,015
   Shares issued in reinvestment of distributions                          --         3,035,110
   Proceeds from redemption fees collected (Note 1)                     2,137             3,761
   Payments for shares redeemed                                   (18,535,681)      (27,509,829)
                                                               --------------    --------------
Net increase (decrease) in net assets from
   Class I share transactions                                      (7,206,973)        2,422,057
                                                               --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             5,906,829        (8,511,527)

NET ASSETS
   Beginning of period                                            167,142,027       175,653,554
                                                               --------------    --------------
   End of period                                               $  173,048,856    $  167,142,027
                                                               ==============    ==============
ACCUMULATED NET INVESTMENT LOSS                                $     (580,661)   $   (1,272,299)
                                                               ==============    ==============

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS R
                              Financial Highlights
--------------------------------------------------------------------------------

                      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                          THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR           YEAR           YEAR           YEAR           YEAR
                                             NOV. 30,          ENDED          ENDED          ENDED          ENDED          ENDED
                                              2007            MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                           (UNAUDITED)         2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $     12.91       $   12.73      $   11.88      $   12.52      $   12.20      $   11.19
                                           -----------       ---------      ---------      ---------      ---------      ---------

Income (loss) from investment operations:
   Net investment income (loss)                   0.04(d)         0.03(d)       (0.10)         (0.19)         (0.19)         (0.04)
   Net realized and unrealized gains on
      investments and foreign currencies          0.36(d)         0.67(d)        0.95           0.07           1.01           1.20
                                           -----------       ---------      ---------      ---------      ---------      ---------
Total from investment operations                  0.40            0.70           0.85          (0.12)          0.82           1.16
                                           -----------       ---------      ---------      ---------      ---------      ---------

Less distributions:
   From net realized gains                          --           (0.52)            --          (0.52)         (0.50)         (0.15)
                                           -----------       ---------      ---------      ---------      ---------      ---------

Proceeds from redemption fees collected           0.00(a)         0.00(a)        0.00(a)        0.00(a)        0.00(a)          --
                                           -----------       ---------      ---------      ---------      ---------      ---------

Net asset value at end of period           $     13.31       $   12.91      $   12.73      $   11.88      $   12.52      $   12.20
                                           ===========       =========      =========      =========      =========      =========

Total return(b)                                   3.10%(e)        5.64%          7.15%         (1.07%)         6.66%         10.41%
                                           ===========       =========      =========      =========      =========      =========

Net assets at end of period (000's)        $    85,503       $  75,207      $  87,643      $ 134,035      $ 239,494      $ 129,879
                                           ===========       =========      =========      =========      =========      =========

Ratio of gross expenses to average
   net assets                                     2.31%(f)        2.38%          2.41%          2.36%          2.46%          3.00%
Ratio of gross expenses to average net
   assets excluding dividend expense(c)           2.05%(f)        2.12%          2.12%          2.06%          2.01%          2.54%
Ratio of net expenses to average net
   assets excluding dividend expense(c)           1.93%(f)        1.95%          1.95%          1.95%          1.95%          1.95%
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                         0.51%(f)        0.06%         (0.44%)        (1.27%)        (1.76%)        (1.56%)
   After advisory fees waived and
      expenses reimbursed                         0.63%(f)        0.23%         (0.28%)        (1.16%)        (1.69%)        (0.97%)

Portfolio turnover rate                            304%(e)         383%           394%           387%           251%           511%

(a)   Amount rounds to less than $0.01 per share.
(b) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Dividend expense totaled 0.26%,  0.26%,  0.29%,  0.30%, 0.45% and 0.46% of average net assets for the periods ended November 30, 2007 and May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(d)   Per share amounts were calculated using average shares for the period.
(e)   Not annualized.
(f)   Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights
--------------------------------------------------------------------------------

                      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                          THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED             YEAR            YEAR            YEAR           PERIOD
                                                NOV. 30,           ENDED           ENDED           ENDED           ENDED
                                                 2007             MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                              (UNAUDITED)          2007            2006            2005           2004(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     13.03        $   12.81       $   11.93       $   12.54       $   12.86
                                              -----------        ---------       ---------       ---------       ---------

Income (loss) from investment operations:
   Net investment income (loss)                      0.06(e)          0.06(e)        (0.10)          (0.15)          (0.07)
   Net realized and unrealized gains on
      investments and foreign currencies             0.36(e)          0.68(e)         0.98            0.06            0.25
                                              -----------        ---------       ---------       ---------       ---------
Total from investment operations                     0.42             0.74            0.88           (0.09)           0.18
                                              -----------        ---------       ---------       ---------       ---------

Less distributions:
   From net realized gains                             --            (0.52)             --           (0.52)          (0.50)
                                              -----------        ---------       ---------       ---------       ---------

Proceeds from redemption fees collected              0.00(b)          0.00(b)         0.00(b)         0.00(b)         0.00(b)
                                              -----------        ---------       ---------       ---------       ---------

Net asset value at end of period              $     13.45        $   13.03       $   12.81       $   11.93       $   12.54
                                              ===========        =========       =========       =========       =========

Total return(c)                                      3.22%(f)         5.92%           7.38%          (0.82%)          1.35%(f)
                                              ===========        =========       =========       =========       =========

Net assets at end of period (000's)           $    87,546        $  91,935       $  88,011       $  94,417       $ 169,330
                                              ===========        =========       =========       =========       =========
Ratio of gross expenses to average
   net assets                                        2.06%(g)         2.13%           2.16%           2.14%           2.27%(g)
Ratio of gross expenses to average net
   assets excluding dividend expense (d)             1.80%(g)         1.87%           1.87%           1.84%           1.82%(g)
Ratio of net expenses to average net assets
   excluding dividend expense(d)                     1.68%(g)         1.70%           1.70%           1.70%           1.70%(g)
Ratio of net investment income (loss)
   to average net assets:
   Before advisory fees waived and
      expenses reimbursed                            0.81%(g)         0.28%          (0.29%)         (1.05%)         (1.56%)(g)
   After advisory fees waived and
      expenses reimbursed                            0.93%(g)         0.46%          (0.12%)         (0.91%)         (1.44%)(g)

Portfolio turnover rate                               304%(f)          383%            394%            387%            251%(h)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.
(b)   Amount rounds to less than $0.01 per share.
(c) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)   Dividend  expense  totaled  0.26%,  0.26%,  0.29%,  0.30% and 0.45% (g) of average net assets for the periods ended November 30, 2007 and May 31, 2007, 2006, 2005 and 2004, respectively.
(e)   Per share amounts were calculated using average shares for the period.
(f)   Not annualized.
(g)   Annualized.
(h) Represents the portfolio turnover rate for the Fund as a whole for the year ended May 31, 2004.
Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 88.88%                                                  VALUE
-------------------------------------------------------------------------------------------------
               APPAREL RETAIL -- 1.19%
     115,600   Lindex ..........................................................   $   2,067,388
                                                                                   -------------
               BANKS -- 13.72%
     184,397   Chittenden Corp.(b) .............................................       6,459,427
      80,932   Commerce Bancorp, Inc.(b) .......................................       3,222,712
         444   Royal Bank of Scotland Group Plc ................................           4,190
      80,663   Slade's Ferry Bancorp(b) ........................................       1,918,166
     518,989   TierOne Corp. ...................................................      12,144,343
                                                                                   -------------
                                                                                      23,748,838
                                                                                   -------------
               BIOTECHNOLOGY -- 2.50%
     218,800   Coley Pharmaceutical Group, Inc.(a)(b) ..........................       1,743,836
     118,300   Oragenics, Inc.(a) ..............................................          65,065
      39,373   Pharmion Corp.(a)(b) ............................................       2,513,572
                                                                                   -------------
                                                                                       4,322,473
                                                                                   -------------
               BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.94%
      93,600   Clear Channel Communications, Inc.(b)(c) ........................       3,360,240
                                                                                   -------------
               BUILDING & CONSTRUCTION SUPPLIES -- 4.86%
      50,050   Genlyte Group, Inc.(a) ..........................................       4,717,213
     156,000   Goodman Global, Inc.(a)(b) ......................................       3,689,400
                                                                                   -------------
                                                                                       8,406,613
                                                                                   -------------
               CHEMICALS -- 10.64%
     282,812   Huntsman Corp.(b) ...............................................       7,172,112
     238,215   Lyondell Chemical Co.(b) ........................................      11,243,748
                                                                                   -------------
                                                                                      18,415,860
                                                                                   -------------
               COAL -- 0.42%
     139,000   Gloucester Coal Ltd. ............................................         719,150
                                                                                   -------------
               COMPUTERS & COMPUTER SERVICES -- 0.74%
      40,000   Emergis, Inc.(a) ................................................         327,731
      61,376   Printronix, Inc. ................................................         952,556
                                                                                   -------------
                                                                                       1,280,287
                                                                                   -------------
               CONSULTING SERVICES -- 1.55%
     210,049   First Consulting Group, Inc.(a)(b) ..............................       2,688,627
                                                                                   -------------
               ELECTRICAL SERVICES -- 0.50%
     104,800   Transalta Power LP ..............................................         872,285
                                                                                   -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 88.88% (Continued)                                      VALUE
-------------------------------------------------------------------------------------------------
               ELECTRONIC MEASURING INSTRUMENTS -- 2.78%
      69,141   NovAtel, Inc.(a) ................................................   $   3,457,050
      32,700   Tele Atlas NV(a) ................................................       1,346,357
                                                                                   -------------
                                                                                       4,803,407
                                                                                   -------------
               ENERGY -- 0.07%
      12,500   US BioEnergy Corp.(a) ...........................................         113,375
                                                                                   -------------
               FINANCIAL SERVICES -- 1.05%
     135,408   Loring Ward International Ltd. ..................................       1,625,546
       5,000   SLM Corp.(c) ....................................................         190,400
                                                                                   -------------
                                                                                       1,815,946
                                                                                   -------------
               GAS/NATURAL GAS -- 0.95%
      58,600   Puget Energy, Inc.(b) ...........................................       1,644,902
                                                                                   -------------
               INSURANCE -- 0.25%
      20,000   Alfa Corp. ......................................................         432,200
                                                                                   -------------
               MACHINERY -- 1.62%
     343,300   Husky Injection Molding Systems Ltd. ............................       2,812,752
                                                                                   -------------
               MEDICAL PRODUCTS & SERVICES -- 6.83%
     197,016   Aspreva Pharmaceuticals Corp.(a)(b) .............................       5,073,162
     110,500   Bradley Pharmaceuticals, Inc.(a)(b) .............................       2,175,745
     136,700   Radiation Therapy Services, Inc.(a)(b) ..........................       4,263,673
      25,984   Tutogen Medical, Inc.(a) ........................................         299,336
                                                                                   -------------
                                                                                      11,811,916
                                                                                   -------------
               METALS & MINING -- 0.79%
      76,000   Arizona Star Resource Corp.(a) ..................................       1,359,424
                                                                                   -------------
               MISCELLANEOUS BUSINESS SERVICES -- 2.28%
       8,000   Alliance Data Systems Corp.(a)(c) ...............................         621,600
      31,474   Electronic Clearing House, Inc.(a) ..............................         315,055
     585,873   Goldleaf Financial Solutions, Inc.(a) ...........................       1,025,278
     125,108   Visual Sciences, Inc.(a)(b) .....................................       1,979,208
                                                                                   -------------
                                                                                       3,941,141
                                                                                   -------------
               MISCELLANEOUS MANUFACTURING -- 2.79%
     185,372   Reddy Ice Holdings, Inc.(b) .....................................       4,836,355
                                                                                   -------------
               PETROLEUM EXPLORATION & PRODUCTION -- 4.95%
     493,493   Horizon Offshore, Inc.(a) .......................................       8,359,772
      92,200   WesternZagros Resources Ltd.(a) .................................         205,688
                                                                                   -------------
                                                                                       8,565,460
                                                                                   -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 88.88% (Continued)                                      VALUE
-------------------------------------------------------------------------------------------------
               RETAIL -- 1.40%
     187,477   Pathmark Stores, Inc.(a) ........................................   $   2,418,453
                                                                                   -------------
               SEMICONDUCTORS -- 2.55%
     309,004   ASE Test Ltd.(a)(b) .............................................       4,412,577
                                                                                   -------------
               SOFTWARE -- 10.81%
     114,350   BEA Systems, Inc.(a)(c) .........................................       1,810,160
      15,000   Business Objects SA(a) ..........................................         915,056
      21,800   Business Objects SA ADR(a) ......................................       1,325,004
     143,400   Checkfree Corp.(a)(b) ...........................................       6,825,840
      87,500   Cognos, Inc.(a) .................................................       5,012,000
      37,693   NAVTEQ Corp.(a) .................................................       2,822,829
                                                                                   -------------
                                                                                      18,710,889
                                                                                   -------------
               TELEPHONES & TELECOMMUNICATIONS -- 10.13%
     451,453   3Com Corp.(a) ...................................................       1,945,762
     561,425   Andrew Corp.(a)(b) ..............................................       8,230,491
     187,052   BCE, Inc. .......................................................       7,350,405
      10,000   TeleCorp PCS, Inc., Cl A(a) .....................................              --
                                                                                   -------------
                                                                                      17,526,658
                                                                                   -------------
               TOBACCO -- 1.51%
      36,000   Altadis SA ......................................................       2,622,044
                                                                                   -------------
               WHOLESALE -- 0.06%
      15,000   Hagemeyer NV ....................................................         102,603
                                                                                   -------------

                  TOTAL COMMON STOCK (Cost $153,035,842)                           $ 153,811,863
                                                                                   -------------

-------------------------------------------------------------------------------------------------
   SHARES      EQUITY SWAPS -- 4.41%                                                   VALUE
-------------------------------------------------------------------------------------------------
               Enodis Plc,
      55,000      Terminating 05/27/08 .........................................   $     195,076
               Foseco Plc,
     215,000      Terminating 10/16/08 .........................................       1,222,319
               Imperial Chemical Industries Plc,
     375,000      Terminating 09/25/08 .........................................       5,135,191
               Scottish & Newcastle Plc,
      20,000      Terminating 10/28/08 .........................................         306,981
               Umbro Plc,
     225,000      Terminating 10/27/08 .........................................         761,026
                                                                                   -------------

                  TOTAL EQUITY SWAPS (Cost $7,578,513)                             $   7,620,593
                                                                                   -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      REAL ESTATE INVESTMENT TRUST -- 1.62%                                   VALUE
-------------------------------------------------------------------------------------------------
     347,945   American Financial Realty Trust(b) (Cost $2,766,233) ............   $   2,807,916
                                                                                   -------------

-------------------------------------------------------------------------------------------------
   SHARES      ESCROWED RIGHTS -- 0.00%                                                VALUE
-------------------------------------------------------------------------------------------------
     247,200   PetroCorp, Inc. - escrow shares(a)(d) (Cost $--) ................   $          --
                                                                                   -------------

-------------------------------------------------------------------------------------------------
   SHARES      WARRANTS -- 0.06%                                                       VALUE
-------------------------------------------------------------------------------------------------
      81,776   Caliper Life Sciences, Inc., expires 09/11(a) ...................   $     108,762
       3,000   WesternZagros Resources Ltd., expires 01/08(a) ..................             840
                                                                                   -------------

                  TOTAL WARRANTS (Cost $2,327)                                     $     109,602
                                                                                   -------------

-------------------------------------------------------------------------------------------------
   CONTRACTS   PUT OPTION CONTRACTS (a) -- 0.06%                                       VALUE
-------------------------------------------------------------------------------------------------
               Alliance Data Systems Corp.,
          80      12/07 at $75 .................................................   $      22,000
               CapitalSource, Inc.,
          60      01/08 at $15 .................................................           6,600
               Celgene Corp.,
          50      01/08 at $55 .................................................           5,625
          80      01/08 at $60 .................................................          23,200
               SLM Corp.,
          50      12/07 at $45 .................................................          36,000
                                                                                   -------------

                  TOTAL PUT OPTION CONTRACTS (Cost $62,910)                        $      93,425
                                                                                   -------------

                  TOTAL INVESTMENTS AT VALUE -- 95.03% (Cost $163,445,825)         $ 164,443,399
                                                                                   =============

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

As of November 30, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                               CURRENCY           CURRENCY        APPRECIATION
    SETTLEMENT DATE           TO DELIVER         TO RECEIVE      (DEPRECIATION)
--------------------------------------------------------------------------------
01/29/08 ...............   AUD      712,450   USD      640,670     $   12,639
01/29/08 ...............   CAD   21,739,918   USD   22,531,250        766,083
01/29/08 ...............   EUR    9,502,750   USD   13,639,663       (322,035)
01/29/08 ...............   GBP    3,682,398   USD    7,533,368        (22,128)
01/29/08 ...............   SEK   13,409,600   USD    2,091,093        (10,801)
01/29/08 ...............   USD    5,923,215   CAD    5,800,000       (116,480)
01/29/08 ...............   USD    7,116,498   EUR    4,830,000        (20,131)
                                                                   ----------
                                                                   $  287,147
                                                                   ==========

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- British Pound Sterling
SEK -- Swedish Krona
USD -- United States Dollar

Percentages are based on net assets of $173,048,856.
(a)   Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c)   Underlying security for a written/purchased call/put option.
(d) This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR  -- American Depositary Receipt
Cl   -- Class
Ltd. -- Limited
LP   -- Limited Partnership
Plc  -- Public Limited Company
Amounts designated as "--" are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 7.48%                                                  VALUE
-------------------------------------------------------------------------------------------------
               BANKS -- 3.69%
      48,886   Independent Bank Corp. ..........................................   $   1,414,761
     153,290   People's United Financial, Inc. .................................       2,601,331
      31,565   TorontoDominion Bank ............................................       2,362,640
                                                                                   -------------
                                                                                       6,378,732
                                                                                   -------------

               BIOTECHNOLOGY -- 0.30%
       4,000   Celgene Corp.(a)(b) .............................................         246,200
      31,820   Regeneration Technologies, Inc.(a) ..............................         282,562
                                                                                   -------------
                                                                                         528,762
                                                                                   -------------

               BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.00%
         151   Fairfax Media Ltd. ..............................................             633
                                                                                   -------------

               BUILDING & CONSTRUCTION SUPPLIES -- 0.00%
          45   Vulcan Materials Co. ............................................           3,996
                                                                                   -------------

               ENERGY -- 0.07%
      10,125   VeraSun Energy Corp.(a) .........................................         119,576
                                                                                   -------------

               PETROLEUM EXPLORATION & PRODUCTION -- 1.94%
     270,924   Cal Dive International, Inc.(a) .................................       3,362,167
                                                                                   -------------

               PETROLEUM REFINING -- 0.05%
       1,581   Marathon Oil Corp. ..............................................          88,378
                                                                                   -------------
               RETAIL -- 0.42%
      24,247   Great Atlantic & Pacific Tea Co.(a) .............................         728,622
                                                                                   -------------
               SOFTWARE -- 1.01%
      61,393   Omniture, Inc.(a) ...............................................       1,744,175
                                                                                   -------------

                  TOTAL COMMON STOCK (Proceeds $13,754,500)                        $  12,955,041
                                                                                   -------------

                               THE ARBITRAGE FUND
                 Schedule of Securities Sold Short (Continued)
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   SHARES      REAL ESTATE INVESTMENT TRUSTS -- 3.93%                                  VALUE
-------------------------------------------------------------------------------------------------
     345,910   CapitalSource, Inc.(b) ..........................................   $   5,797,452
      42,090   Gramercy Capital Corp. ..........................................       1,000,900
                                                                                   -------------

                  TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $7,586,102)        $   6,798,352
                                                                                   -------------

                  TOTAL SECURITIES SOLD SHORT -- 11.41% (Proceeds $21,340,602)     $  19,753,393
                                                                                   =============

Percentages are based on net assets of $173,048,856.
(a)   Non-income producing security.
(b)   Underlying security for a written/purchased call/put option.
Ltd. -- Limited
See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------
   CONTRACTS   WRITTEN CALL OPTIONS(a)-- 0.03%                                         VALUE
-------------------------------------------------------------------------------------------------
               Alliance Data Systems Corp.,
          30      12/07 at $80 .................................................   $       2,775
               BEA Systems, Inc.,
          42      12/07 at $17.5 ...............................................             840
               CapitalSource, Inc.,
          86      12/07 at $15 .................................................          16,340
          60      01/08 at $17.5 ...............................................           5,400
               Celgene Corp.,
         100      01/08 at $70 .................................................          10,500
               Clear Channel Communications, Inc.,
         340      12/07 at $37.5 ...............................................          10,200
               Medimmune, Inc.,
         415      12/07 at $60 .................................................              --
               SLM Corp.,
          50      12/07 at $50 .................................................             625
                                                                                   -------------

                  TOTAL WRITTEN CALL OPTIONS (Premiums Received $82,693)           $      46,680
                                                                                   -------------

-------------------------------------------------------------------------------------------------
   CONTRACTS   WRITTEN PUT OPTIONS(a) -- 0.00%                                         VALUE
-------------------------------------------------------------------------------------------------
               Alliance Data Systems Corp.,
          20      12/07 at $65 (Premiums Received $2,240) ......................   $       2,750
                                                                                   -------------

               TOTAL OPEN OPTIONS WRITTEN -- 0.03% (Premiums Received $84,933)     $      49,430
                                                                                   =============

Percentages are based on net assets of $173,048,856.
(a)   Non-income producing security.
Amounts designated as "--" are either $0 or have been rounded to $0. See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

open; or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 5). As of November 30, 2007, there were no securities valued in accordance with the fair value procedures.

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2007, proceeds from redemption fees were $4,458 in Class R and $2,137 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to deferred wash sale losses, deferred post October foreign currency loss and constructive gain from sale of securities.

The tax character of dividends and distributions declared during the years ended May 31, 2007 and May 31, 2006 was as follows:

---------------- -------------------- -------------------- ---------------------
      Year             Ordinary             Long-Term               Total
     Ended              Income            Capital Gains         Distributions
---------------- -------------------- -------------------- ---------------------
    5/31/07           $6,723,349             $89,346             $6,812,695
    5/31/06                   --                  --                     --
---------------- -------------------- -------------------- ---------------------

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

WRITTEN OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

EQUITY SWAP CONTRACTS - The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Details of swap agreements open at November 30, 2007 are included in the Fund's Portfolio of Investments. As of November 30, 2007, the Fund had long equity swap contracts outstanding of $7,620,593.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, the fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2007:
--------------------------------------------------------------------------------
Cost of portfolio investments (including securities
   sold short and written options)                               $  142,020,290
                                                                 ==============
Gross unrealized appreciation                                    $    5,855,536
Gross unrealized depreciation                                        (3,235,250)
                                                                 --------------
Net unrealized appreciation                                      $    2,620,286
                                                                 ==============
--------------------------------------------------------------------------------

As of May 31, 2007, the components of Distributable Earnings on a tax basis were as follows:
--------------------------------------------------------------------------------
Undistributed ordinary income                                    $    6,350,051
Post October losses                                                    (336,519)
Post October currency losses                                         (1,357,326)
Net unrealized appreciation                                           2,062,040
Net unrealized depreciation on translation of assets and
   liabilities in foreign currencies                                   (491,355)
Other temporary differences                                          (1,011,811)
                                                                 --------------
Total Distributable Earnings                                     $    5,215,080
                                                                 ==============
--------------------------------------------------------------------------------

2. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2007, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $599,545,039 and $551,604,540, respectively.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

A summary of put and call option contracts written during the six months ended November 30, 2007 is as follows:
----------------------------------------------------- ------------ -------------
                                                         OPTION       OPTION
                                                        CONTRACTS    PREMIUMS
----------------------------------------------------- ------------ -------------

Options outstanding at beginning of period                  2,271   $   170,705
Options written                                            15,254     1,860,618
Options canceled in a closing purchase transaction         (1,772)     (199,228)
Options exercised                                          (5,507)     (882,516)
Options expired                                            (9,103)     (864,646)
                                                        ---------   -----------
Options outstanding at end of period                        1,143   $    84,933
                                                        =========   ===========

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, as amended and restated on October 1, 2007, the Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Fund's average daily net assets. Prior to October 1, 2007, the Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund's average daily net assets.

Effective October 1, 2007, the Adviser has contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.88% of the Fund's average daily net assets attributable to Class R shares and 1.63% of the Fund's average daily net assets attributable to Class I shares. Prior to October 1, 2007, the Adviser had contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceeded the annual rate of 1.95% of the Fund's average daily net assets attributable to Class R shares and 1.70% of the Fund's average daily net assets attributable to Class I shares. Accordingly, for the six months ended November 30, 2007, the Adviser waived $105,873 of its advisory fee.

The Adviser is permitted to recapture fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class,

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to October 1, 2007 under the prior Expense Waiver and Reimbursement Agreement. The Adviser can recapture any expenses or fees it has waived or reimbursed after October 1, 2007 within a three-year period subject to the applicable annual rate of 1.88% for Class R shares and 1.63% for Class I shares. As of November 30, 2007, the Adviser may in the future recapture from the Fund fees waived and expenses reimbursed totaling $101 of which $101 expires November 30, 2010.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SIGFS") supplies administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services including fund accounting services, SIGFS receives a monthly fee at an annual rate of 0.10% of the Fund's average daily net assets up to $500 million; and 0.08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the six months ended November 30, 2007, SIGFS was paid $87,645 under the administration agreement. Certain officers of the Trust are also officers of SIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly complex minimum fee, including two cusips, at an annual rate of $50,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $17,500 per cusip per year. For the six months ended November 30, 2007, DST was paid $55,206 under the transfer agent and shareholder services agreement.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

distribution  and promotion of Class R shares.  Under the Plan,  Class R may pay compensation to any broker-dealer with whom the distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2007, the Fund paid Class R distribution expenses of $102,420 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services.

4. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------ ----------------- -----------
                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                    NOVEMBER 30,       ENDED
                                                       2007           MAY 31,
                                                    (UNAUDITED)        2007
------------------------------------------------ ----------------- -----------
CLASS R
Shares sold                                            1,611,172     2,579,669
Shares issued in reinvestment of distributions                --       251,399
Shares redeemed                                       (1,013,770)   (3,891,401)
                                                   -------------    ----------
Net increase (decrease) in shares outstanding            597,402    (1,060,333)
Shares outstanding at beginning of period              5,825,094     6,885,427
                                                   -------------    ----------
Shares outstanding at end of period                    6,422,496     5,825,094
                                                   =============    ==========

CLASS I
Shares sold                                              858,127     2,093,615
Shares issued in reinvestment of distributions                --       242,227
Shares redeemed                                       (1,405,726)   (2,149,524)
                                                   -------------    ----------
Net increase (decrease) in shares outstanding           (547,599)      186,318
Shares outstanding at beginning of period              7,055,332     6,869,014
                                                   -------------    ----------
Shares outstanding at end of period                    6,507,733     7,055,332
                                                   =============    ==========

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

5. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of November 30, 2007.

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

                               THE ARBITRAGE FUND
                     Disclosure of Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               THE ARBITRAGE FUND
               Disclosure of Fund Expenses (Unaudited) (Continued)
--------------------------------------------------------------------------------

THE ARBITRAGE FUND - CLASS R

-------------------------------------------------------------------------------------------------
                                    BEGINNING          ENDING         ANNUALIZED
                                  ACCOUNT VALUE    ACCOUNT VALUE        EXPENSE    EXPENSES PAID
                                   JUNE 1, 2007   NOVEMBER 30, 2007     RATIOS     DURING PERIOD*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,031.00           2.19%         $11.12
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,014.05           2.19%         $11.03
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class R annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

THE ARBITRAGE FUND - CLASS I

-------------------------------------------------------------------------------------------------
                                    BEGINNING          ENDING         ANNUALIZED
                                  ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE    EXPENSES PAID
                                   JUNE 1, 2007   NOVEMBER 30, 2007     RATIOS     DURING PERIOD*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,032.20           1.94%          $9.86
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,015.30           1.94%          $9.77
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's Class I annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                              Portfolio Information
                          November 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SECTOR WEIGHTING (as a percentage of total investments)
--------------------------------------------------------------------------------

The following chart shows the Fund's sector weightings as of the report date.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology          25.53%
Financials                      17.52%
Materials                       12.03%
Health Care                      9.81%
Industrials                      6.88%
Consumer Staples                 6.00%
Consumer Discretionary           5.75%
Energy                           5.72%
Equity Swaps                     4.63%
Telecommunication Services       4.47%
Utilities                        1.53%
Warrants                         0.07%
Option Contracts                 0.06%

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      NOTES

--------------------------------------------------------------------------------

                                      NOTES

--------------------------------------------------------------------------------

                                      NOTES

--------------------------------------------------------------------------------

                                     [LOGO]
                               THE ARBITRAGE FUND
                                  800-295-4485
                               www.thearbfund.com



                        ADVISER   WATER ISLAND CAPITAL, LLC
                                  41 Madison Avenue
                                  28th Floor
                                  New York, NY 10010

                    DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                  One Freedom Valley Drive
                                  Oaks, PA 19456

                 TRANSFER AGENT   DST SYSTEMS, INC.
                                  P.O. Box 219842
                                  Kansas City, MO 64121-9842

                      CUSTODIAN   MELLON BANK, N.A.
                                  One Mellon Bank Center
                                  Pittsburgh, PA 15258

ARB (1/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Arbitrage Funds


By (Signature and Title)*                     /s/ John S. Orrico
                                              ----------------------------------
                                              John S. Orrico
                                              President and Treasurer

Date: February 6, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ John S. Orrico
                                              ----------------------------------
                                              John S. Orrico
                                              President and Treasurer

Date: February 6, 2008


By (Signature and Title)*                     /s/ Eric Kleinschmidt
                                              ----------------------------------
                                              Eric Kleinschmidt
                                              Chief Financial Officer

Date: February 6, 2008

* Print the name and title of each signing officer under his or her signature.